CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Investment Bank/Asia Pacific	98.00%	94.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt International Wealth Management	93.00%	92.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Swiss Universal Bank	84.00%	88.00%
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 465	SFr 549
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	0	0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	1	1
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions	3	4
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	19	10
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	442	534
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 88	SFr 102